Lease	12 Months Ended
Dec. 31, 2024
Lease [Abstract]
LEASE

NOTE 9 — LEASE

On July 31, 2023, the Company entered into a lease agreement for an office in Irvine, California with a lease term of 24 months, commencing on September 1, 2023 and expiring on August 31, 2025. The initial monthly rental payment is $3,708 from September 1, 2023 to August 31, 2024, with an annual 3.85% increase to the amount of $3,850 starting on September 1, 2024.

The following tables present the Company’s operating lease costs, lease components, remaining lease term and discount rate:

	Year Ended December 31, 2024	Year Ended December 31, 2023
Operating lease costs	$45,347	$15,115
	December 31, 2024	December 31, 2023
Operating lease right-of-use assets	$29,410	$70,930
Operating lease liabilities – current	$29,980	$41,235
Operating lease liabilities – non-current	—	29,980
Total operating lease liabilities	$29,980	$71,215
December 31, 2024
Remaining lease term (years)	0.67
Discount rate	7.50%

The following table is a schedule, by years, of the minimum lease payments as of December 31, 2024:

Year Ended December 31,	Operating Lease Liabilities
2025	$30,802
Total lease payments	30,802
Less: imputed interest	(822)
Present value of lease liabilities	$29,980